GOING CONCERN MATTERS (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			47 Months Ended	83 Months Ended	92 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012	Sep. 30, 2013
GOING CONCERN MATTERS [Abstract]
Deficit accumulated during the exploratory stage	$ (271,142)		$ (271,142)		$ (200,787)	$ (31,726)			$ (200,787)	$ (271,142)
Net Income (Loss)	(20,529)	(26,819)	(61,175)	(27,305)	(169,061)	(18,620)	(8,527)	(262)	(196,471)	(257,646)
Initial funding goal			$ 15,000,000